Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 2,912.2	$ 2,958.5	$ 2,914.1
Unearned premiums	36.2	42.0	49.9
Claims and benefits payable	1,026.4	1,054.5	1,190.5
Premium revenues	4.6	5.1	4.8
Net investment income	53.6	59.3	64.6
Benefits claims, losses and settlement expenses	56.4	56.6	63.1
Other operating expenses	$ 9.3	$ 8.4	$ 9.9